Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net (loss) income	$ (1,645,840)	$ 1,165,861	$ 882,719
Adjustments to reconcile net (loss) income to net cash (used in) provided by operations:
Depreciation and amortization	694,742	746,010	765,609
Provision for loan losses	4,784,889	2,509,569	1,490,848
Deferred income taxes	(717,331)	(294,356)	527,516
Net realized gain on securities	(603,990)	(574,231)	(220,089)
Accretion of discount on securities, net of amortization of premiums	420,185	271,646	100,616
Deferred compensation	(18,196)	(28,643)	23,245
Net realized (gain) loss on foreclosed assets	363,871	(1,733)	46,602
Changes in assets and liabilities:
Cash value of life insurance	(338,443)	(335,461)	(323,242)
Accrued income	617,209	494,221	498,376
Other assets	(896,190)	880,601	(3,641,525)
Accrued interest payable	(80,924)	(71,006)	(109,452)
Other liabilities	(99,959)	511,349	(1,150,108)
Net cash provided by (used in) operating activities	2,480,023	5,273,827	(1,108,885)
Activity in available for sale securities:
Purchases	(33,237,818)	(42,282,312)	(14,703,042)
Sales	17,584,257	9,609,736	7,104,836
Maturities/Calls/Paydowns	14,912,399	25,205,298	15,116,660
Activity in held to maturity securities:
Sales	0	1,366,635	0
Maturities/Calls	340,000	0	395,000
(Purchases) sales of restricted equity securities	236,600	166,400	(51,950)
Net (increase) decrease in loans	26,715,981	14,947,523	(862,200)
Proceeds from the sale of foreclosed assets	2,326,281	211,893	436,168
Purchases of property and equipment, net of sales	(1,301,309)	(187,309)	(784,410)
Net cash provided by investing activities	27,576,391	9,037,864	6,651,062
Cash flows from financing activities
Net increase (decrease) in deposits	(14,565,082)	(1,666,358)	7,753,042
Dividends paid	(171,897)	(687,587)	(687,587)
Principal repayments on long-term debt	(5,000,000)	0	(5,000,000)
Net cash (used in) provided by financing activities	(19,736,979)	(2,353,945)	2,065,455
Net increase in cash and cash equivalents	10,319,435	11,957,746	7,607,632
Cash and cash equivalents, beginning	40,251,868	28,294,122	20,686,490
Cash and cash equivalents, ending	50,571,303	40,251,868	28,294,122
Supplemental disclosure of cash flow information
Interest paid	4,948,079	6,578,842	8,526,897
Taxes paid	45,100	450,000	212,422
Supplemental disclosure of noncash investing activities
Effect on equity of change in net unrealized gain	812,174	(491,959)	249,031
Effect on equity of change in unfunded pension liability	(1,064,301)	(116,490)	1,079,087
Transfers of loans to foreclosed properties	$ 2,785,288	$ 658,000	$ 632,389